Schedule of Investments
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–91.54%
Brazil–3.99%
Fleury S.A.	747,412	$3,399,349
Multiplan Empreendimentos Imobiliarios S.A.	652,100	2,837,257
Wilson Sons Ltd., BDR	559,797	4,425,745
		10,662,351
Canada–12.99%
Calian Group Ltd.	229,300	10,445,950
E-L Financial Corp. Ltd.	12,306	9,057,890
Information Services Corp.	291,100	5,695,988
Total Energy Services, Inc.(a)	722,190	2,252,713
TransGlobe Energy Corp.(a)	3,402,269	5,360,462
Trican Well Service Ltd.(a)	1,143,544	1,883,613
		34,696,616
Denmark–1.96%
TCM Group A/S(a)(b)	201,000	5,231,890
Egypt–3.27%
Eastern Co. S.A.E.	7,020,556	5,100,247
Integrated Diagnostics Holdings PLC(b)	3,444,100	3,634,338
		8,734,585
Estonia–0.57%
Silvano Fashion Group A.S., Class A(a)	815,000	1,520,391
France–7.64%
Guillemot Corp.(a)	120,000	2,125,398
Kaufman & Broad S.A.	113,400	4,900,839
Linedata Services	58,928	2,418,699
Metropole Television S.A.(a)	94,460	2,018,533
Precia S.A.(c)	33,121	8,927,337
		20,390,806
Georgia–1.26%
TBC Bank Group PLC	248,000	3,363,109
Germany–1.38%
MorphoSys AG(a)	42,333	3,689,482
Greece–1.42%
European Reliance General Insurance Co. S.A.	655,000	3,802,187
Indonesia–1.83%
PT Pakuwon Jati Tbk(a)	131,007,900	4,890,107
Ireland–0.69%
Origin Enterprises PLC	405,000	1,849,306
Italy–2.52%
Danieli & C. Officine Meccaniche S.p.A., RSP	266,310	4,078,604
Openjobmetis Spa agenzia per il lavoro	262,146	2,644,014
		6,722,618
Japan–1.79%
Nabtesco Corp.	104,200	4,789,910
Shares		Value
Malaysia–0.97%
Heineken Malaysia Bhd.	416,500	$2,598,057
Mexico–5.86%
Bolsa Mexicana de Valores S.A.B. de C.V.	4,325,494	8,729,501
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(a)	1,101,066	6,923,310
		15,652,811
Morocco–1.72%
Vivo Energy PLC(b)	3,429,789	4,588,753
New Zealand–1.16%
Freightways Ltd.	393,457	3,101,859
Poland–5.40%
LiveChat Software S.A.	238,000	7,576,620
Polski Bank Komorek Macierzystych S.A.(a)	228,451	4,567,029
Quercus TFI S.A.(a)	371,420	459,061
Skarbiec Holding S.A.(a)(b)	166,000	1,821,128
		14,423,838
Romania–2.31%
Fondul Proprietatea S.A.	14,855,342	6,179,452
Singapore–1.67%
XP Power Ltd.	69,000	4,470,319
South Africa–4.98%
Cartrack Holdings Ltd.	2,000,000	9,482,470
Combined Motor Holdings Ltd.	2,114,569	2,511,092
Net 1 UEPS Technologies, Inc.(a)	232,000	1,299,200
		13,292,762
Sweden–0.88%
Proact IT Group AB	70,000	2,348,707
Switzerland–1.50%
Kardex Holding AG	19,600	3,997,872
United Kingdom–21.98%
4imprint Group PLC(a)	65,000	2,196,258
Bioventix PLC	32,000	1,819,680
Character Group PLC (The)	440,000	2,820,642
Clarkson PLC	142,000	5,386,805
DCC PLC	75,551	6,553,181
Eurocell PLC(a)	1,006,000	3,327,611
Gamesys Group PLC(d)	435,000	11,596,091
HomeServe PLC	232,805	3,855,583
IG Group Holdings PLC	300,791	3,736,511
Jupiter Fund Management PLC	315,948	1,213,364
Mortgage Advice Bureau Holdings Ltd.	623,720	9,686,309
Savills PLC(a)	413,099	6,506,014
		58,698,049
United States–1.38%
Epsilon Energy Ltd.(a)	947,280	3,689,655

See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Shares		Value
Vietnam–0.42%
Masan Consumer Corp.	253,100	$1,107,827
Total Common Stocks & Other Equity Interests (Cost $170,661,477)		244,493,319
Money Market Funds–8.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(e)	7,896,121	7,896,121
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(e)	5,679,895	5,682,167
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(e)	9,024,139	9,024,139
Total Money Market Funds (Cost $22,601,515)		22,602,427
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.00% (Cost $193,262,992)		267,095,746
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.74%
Invesco Private Government Fund, 0.02%(c)(e)(f)	2,920,320	$2,920,320
Invesco Private Prime Fund, 0.12%(c)(e)(f)	4,378,728	4,380,480
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,300,800)		7,300,800
TOTAL INVESTMENTS IN SECURITIES—102.74% (Cost $200,563,792)		274,396,546
OTHER ASSETS LESS LIABILITIES–(2.74)%		(7,314,876)
NET ASSETS–100.00%		$267,081,670
Investment Abbreviations:
BDR	– Brazilian Depositary Receipt
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $15,276,109, which represented 5.72% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,022,748	$4,610,541	$(2,737,168)	$-	$-	$7,896,121	$523
Invesco Liquid Assets Portfolio, Institutional Class	4,343,609	3,293,243	(1,955,120)	497	(62)	5,682,167	379
Invesco Treasury Portfolio, Institutional Class	6,883,141	5,269,190	(3,128,192)	-	-	9,024,139	200
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,962,960	(42,640)	-	-	2,920,320	10*
Invesco Private Prime Fund	-	4,444,440	(63,960)	-	-	4,380,480	90*
Investments in Other Affiliates:
Precia S.A.	8,484,221	-	-	443,116	-	8,927,337	-
Total	$25,733,719	$20,580,374	$(7,927,080)	$443,613	$(62)	$38,830,564	$1,202

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of this security was out on loan at March 31, 2021.
(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$10,662,351	$—	$—	$10,662,351
Canada	34,696,616	—	—	34,696,616
Denmark	—	5,231,890	—	5,231,890
Egypt	—	8,734,585	—	8,734,585
Estonia	—	1,520,391	—	1,520,391
France	—	20,390,806	—	20,390,806
Georgia	—	3,363,109	—	3,363,109
Germany	—	3,689,482	—	3,689,482
Greece	3,802,187	—	—	3,802,187
Indonesia	—	4,890,107	—	4,890,107
Ireland	—	1,849,306	—	1,849,306
Italy	—	6,722,618	—	6,722,618
Japan	—	4,789,910	—	4,789,910
Malaysia	—	2,598,057	—	2,598,057
Mexico	15,652,811	—	—	15,652,811
Morocco	—	4,588,753	—	4,588,753
New Zealand	—	3,101,859	—	3,101,859
Poland	—	14,423,838	—	14,423,838
Romania	—	6,179,452	—	6,179,452
Singapore	—	4,470,319	—	4,470,319
South Africa	1,299,200	11,993,562	—	13,292,762
Sweden	—	2,348,707	—	2,348,707
Switzerland	—	3,997,872	—	3,997,872
United Kingdom	—	58,698,049	—	58,698,049
United States	3,689,655	—	—	3,689,655
Vietnam	—	1,107,827	—	1,107,827
Money Market Funds	22,602,427	7,300,800	—	29,903,227
Total Investments	$92,405,247	$181,991,299	$—	$274,396,546
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco International Small Company Fund